Marketable Debt Securities - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Investments, Debt and Equity Securities [Abstract]
Realized gains or losses in available for sale	$ 0	$ 0	$ 0	$ 0